Components of Income Tax Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 12,837	$ 9,694	$ 31,062
Deferred	(59,572)	18,314	9,915
Total income tax (benefit) expense	$ (46,735)	$ 28,008	$ 40,977